Prepayments, Net - Schedule of Prepayments, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepayments, Net [Abstract]
Prepayment	$ 6,354,653	$ 5,720,400
Less: allowance for prepayment	(114,792)	(209,412)	$ (51,755)	$ (71,227)
Total prepayments, net	$ 6,239,861	$ 5,510,988